Disclosure of detailed information about property, plant and equipment, allocated by mine (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Property, plant and equipment at beginning of period	$ 237,638
Property, plant and equipment at end of period	192,052	$ 237,638
Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	493,317	474,599
Additions	23,699	22,481
Transfers and disposals	(4,059)	(3,763)
Property, plant and equipment at end of period	512,957	493,317
Accumulated depreciation, amortization and impairment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	(255,679)	(214,858)
Depreciation and amortization	(44,799)	(42,045)
Transfers and disposals	1,373	1,224
Impairment	(21,800)
Property, plant and equipment at end of period	(320,905)	(255,679)
Mexico - Santa Elena [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	53,500
Property, plant and equipment at end of period	44,786	53,500
Mexico - Santa Elena [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	69,370	65,582
Additions	2,913	4,040
Transfers and disposals	1,401	(252)
Property, plant and equipment at end of period	73,684	69,370
Mexico - Santa Elena [Member] | Accumulated depreciation, amortization and impairment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	(15,870)	(2,935)
Depreciation and amortization	(12,181)	(12,959)
Transfers and disposals	(847)	24
Impairment	0
Property, plant and equipment at end of period	(28,898)	(15,870)
Mexico - La Encantada [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	44,910
Property, plant and equipment at end of period	43,929	44,910
Mexico - La Encantada [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	116,923	109,077
Additions	7,246	7,223
Transfers and disposals	29	623
Property, plant and equipment at end of period	124,198	116,923
Mexico - La Encantada [Member] | Accumulated depreciation, amortization and impairment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	(72,013)	(63,313)
Depreciation and amortization	(8,779)	(8,178)
Transfers and disposals	523	(522)
Impairment	0
Property, plant and equipment at end of period	(80,269)	(72,013)
Mexico - La Parrilla [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	48,127
Property, plant and equipment at end of period	43,507	48,127
Mexico - La Parrilla [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	94,693	96,285
Additions	3,630	4,568
Transfers and disposals	(1,832)	(6,160)
Property, plant and equipment at end of period	96,491	94,693
Mexico - La Parrilla [Member] | Accumulated depreciation, amortization and impairment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	(46,566)	(41,657)
Depreciation and amortization	(6,585)	(7,766)
Transfers and disposals	167	2,857
Impairment	0
Property, plant and equipment at end of period	(52,984)	(46,566)
Mexico - Del Toro [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	53,894
Property, plant and equipment at end of period	23,622	53,894
Mexico - Del Toro [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	117,128	115,093
Additions	1,473	1,549
Transfers and disposals	(1,400)	486
Property, plant and equipment at end of period	117,201	117,128
Mexico - Del Toro [Member] | Accumulated depreciation, amortization and impairment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	(63,234)	(55,496)
Depreciation and amortization	(8,580)	(7,402)
Transfers and disposals	35	(336)
Impairment	(21,800)
Property, plant and equipment at end of period	(93,579)	(63,234)
Mexico - San Martin [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	20,097
Property, plant and equipment at end of period	19,752	20,097
Mexico - San Martin [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	45,879	45,605
Additions	3,724	1,126
Transfers and disposals	(2,062)	(852)
Property, plant and equipment at end of period	47,541	45,879
Mexico - San Martin [Member] | Accumulated depreciation, amortization and impairment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	(25,782)	(23,113)
Depreciation and amortization	(3,691)	(3,137)
Transfers and disposals	1,684	468
Impairment	0
Property, plant and equipment at end of period	(27,789)	(25,782)
Mexico - La Guitarra [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	7,404
Property, plant and equipment at end of period	6,461	7,404
Mexico - La Guitarra [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	25,751	22,329
Additions	2,029	2,311
Transfers and disposals	335	1,111
Property, plant and equipment at end of period	28,115	25,751
Mexico - La Guitarra [Member] | Accumulated depreciation, amortization and impairment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	(18,347)	(16,222)
Depreciation and amortization	(2,974)	(1,344)
Transfers and disposals	(333)	(781)
Impairment	0
Property, plant and equipment at end of period	(21,654)	(18,347)
Other Segments [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	9,706
Property, plant and equipment at end of period	9,995	9,706
Other Segments [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	23,573	20,628
Additions	2,684	1,664
Transfers and disposals	(530)	1,281
Property, plant and equipment at end of period	25,727	23,573
Other Segments [Member] | Accumulated depreciation, amortization and impairment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	(13,867)	(12,122)
Depreciation and amortization	(2,009)	(1,259)
Transfers and disposals	144	(486)
Impairment	0
Property, plant and equipment at end of period	$ (15,732)	$ (13,867)